Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Revenue [Abstract]
Schedule of Deferred Revenue
	December 31,
	2013	2014

Deferred revenue - current
Customers advance	$33,979	$52,548
Deferred income	12,653	20,342

Total deferred revenue - current	$46,632	$72,890

Deferred revenue - noncurrent
Customers advance	$1,612	$1,606
Deferred income	1,932	675

Total deferred revenue - noncurrent	$3,544	$2,281